Consolidated Statements Of Comprehensive (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, tax	$ 1	$ 0
Reclassification adjustment for net losses realized during the period on investment securities available for sale, tax	$ 0	$ 0